Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares
Statement [Line Items]
Net sales	$ 41,399	[1]	$ 699,640	$ 595,543	$ 504,122
Other operating revenues	181	[1]	3,052	1,465	1,338
Total revenues	41,580	[1]	702,692	597,008	505,460
Cost of goods sold	25,041	[1]	423,185	355,490	299,276
Gross profit	16,539	[1]	279,507	241,518	206,184
Administrative expenses	1,912	[1]	32,307	28,077	22,935
Selling expenses	11,168	[1]	188,732	149,145	129,057
Other income	775	[1]	13,102	1,051	5,566
Other expenses	370	[1]	6,252	2,896	3,725
Interest expense	883	[1]	14,916	15,853	16,630
Interest income	1,042	[1]	17,609	3,769	1,488
Foreign exchange (loss) gain, net	(583)	[1]	(9,849)	(3,696)	1,321
Gain on monetary position for subsidiaries in hyperinflationary economies	6	[2]	94	527	738
Market value (loss) gain on financial instruments	(26)	[1]	(440)	(706)	38
Income before income taxes and share in the profit of equity method accounted investees	3,420	[1]	57,816	46,496	42,990
Total income taxes attributable to continued operation	768	[1]	12,971	13,275	13,566
Share in the (loss) profit of equity method accounted investees, net of income taxes	(24)	[1]	(406)	99	(10)
Net income from continuing operations	2,628	[1]	44,439	33,320	29,414
Net income from discontinued operations	1,908	[1]	32,238	1,423	8,264
CONSOLIDATED NET INCOME	4,536	[1]	76,677	34,743	37,678
Equity holders of the parent	3,886	[1]	65,689	23,909	28,495
Non-controlling interest	650	[1]	10,988	10,834	9,183
Aggregate continuing and discontinued operations
Statement [Line Items]
Gain on monetary position for subsidiaries in hyperinflationary economies	$ 6	[1]	94	531	740
CONSOLIDATED NET INCOME			$ 44,439	$ 33,320	$ 29,414
Series B shares
Basic earnings per share from continuing operations attributable to equity holders of the parent
Controlling interest basic earnings (loss) per share from continuing operations | (per share)	$ 0.09	[1]	$ 1.67	$ 1.12	$ 1.01
Basic earnings per share from discontinued operations (in dollars per share) | (per share)	0.08	[1]	1.61	0.07	0.41
Diluted earnings per share from continuing operations attributable to equity holders of the parent
Controlling interest diluted earnings (loss) per share from continuing operations | (per share)	0.09	[1]	1.67	1.12	1.01
Diluted earnings per share from discontinued operations (in dollars per share) | (per share)	0.08	[1]	1.61	0.07	0.41
Series D shares
Basic earnings per share from continuing operations attributable to equity holders of the parent
Controlling interest basic earnings (loss) per share from continuing operations | (per share)	0.11	[1]	2.09	1.40	1.26
Basic earnings per share from discontinued operations (in dollars per share) | (per share)	0.10	[1]	2.02	0.09	0.52
Diluted earnings per share from continuing operations attributable to equity holders of the parent
Controlling interest diluted earnings (loss) per share from continuing operations | (per share)	0.11	[1]	2.09	1.40	1.26
Diluted earnings per share from discontinued operations (in dollars per share) | (per share)	$ 0.10	[1]	$ 2.01	$ 0.09	$ 0.52

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3